Long-term Energy Derivative Contracts (Detail)	12 Months Ended
Dec. 31, 2012 MWh
AESO
Derivative [Line Items]
Notional quantity (MW-hrs)	196,231
Expiry	May 2012 - December 2016
Receive average prices (per MW-hr)	66.57
PJM Western HUB
Derivative [Line Items]
Notional quantity (MW-hrs)	1,144,045
Expiry	January 2013 - December 2022
Receive average prices (per MW-hr)	42.81
Senate
Derivative [Line Items]
Notional quantity (MW-hrs)	4,885,898
Expiry	January 2013 - December 2022
Receive average prices (per MW-hr)	30.25
Minonk
Derivative [Line Items]
Notional quantity (MW-hrs)	4,995,968
Expiry	January 2013 - December 2027
Receive average prices (per MW-hr)	36.46